Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Lease Commitments
Orion leases certain vehicles, IT-Hardware, office buildings/space, warehouse and logistics, machinery and equipment under cancelable and non-cancelable operating leases, most of which expire within ten years and may be renewed by Orion. Contractual minimum lease payments are recognized on a straight-line basis over the minimum lease term. Operating lease expenses under such arrangements for fiscal years 2018, 2017 and 2016 totaled $4,214k, $2,969k and $4,136k, respectively.
As at December 31, 2018 commitments and contingencies break down as follows:
The nominal amounts of obligations from future minimum lease payments for assets leased under operating lease agreements have the following maturity:

Maturity	December 31, 2018
(In thousands)
2019	$9,222
2020	7,519
2021	6,508
2022	5,873
2023	4,597
2024 and thereafter	12,549
Total	$46,268

Other Long-Term Commitments
To safeguard the supply of raw materials, contractual purchase commitments under long-term supply agreements for raw materials, primarily oil and gas, are in place with the following maturities:

Maturity	December 31, 2018
(In thousands)
2019	$157,311
2020 to 2023	233,706
2024 and thereafter	—
Total	$391,017

Environmental Matters
EPA Action
During 2008 and 2009, the U.S. Environmental Protection Agency (“EPA”) contacted all U.S. carbon black producers as part of an industry-wide EPA initiative, requesting extensive and comprehensive information under Section 114 of the U.S. Clean Air Act. The EPA used that information to determine, for each facility, that either: (i) the facility has been in compliance with the Clean Air Act; (ii) violations have occurred and enforcement litigation may be undertaken; or (iii) violations have occurred and a settlement of an enforcement case is appropriate. In response to information requests received by the Company’s U.S. facilities, the Company furnished information to the EPA on each of its U.S. facilities. EPA subsequently sent notices under Section 113(a) of the Clean Air Act in 2010 alleging violations of Prevention of Significant Deterioration (“PSD”) and Title V permitting requirements under the Clean Air Act at the Company’s Belpre (Ohio) facility. In October 2012, the Company received a corresponding notice and finding of violation (an “NOV”) alleging the failure to obtain PSD and Title V permits reflecting Best Available Control Technology (“BACT”) at several units of the Company’s Ivanhoe (Louisiana) facility, and in January 2013 the Company also received an NOV issued by the EPA for its facility in Borger (Texas) alleging the failure to obtain PSD and Title V permits reflecting BACT during the years 1996 to 2008. A comparable NOV for the Company’s U.S. facility in Orange (Texas) was issued by the EPA in February 2013; and EPA issued an additional NOV in March 2016 alleging more recent non-PSD air emissions violations primarily at the dryers and the incinerator of the Orange facility.

In 2013, Orion began discussions with the EPA and the U.S. Department of Justice (“DOJ”) about a potential settlement to resolve the NOVs received, which ultimately led to a consent decree executed between Orion Engineered Carbons LLC (for purpose of this note Q. “Orion”) and the United States (on behalf of the EPA), as well as the Louisiana Department of Environmental Quality. The consent decree (the “EPA CD”) became effective on June 7, 2018. The consent decree resolves and settles the EPA’s claims of noncompliance set forth in the NOVs and in a respective complaint filed in court against Orion by the United States immediately prior to the filing of the consent decree.

All five U.S. carbon black producers have settled with the U.S. government. Orion was one of the two last carbon black companies to sign a consent decree.

Under Orion’s EPA CD, Orion will install certain pollution control technology in order to further reduce SO2, NOx and particulate matter (“PM”) emissions at its four U.S. manufacturing facilities in Ivanhoe (Louisiana), Belpre (Ohio), Borger (Texas), and Orange (Texas) over approximately six years. The EPA CD also requires the continuous monitoring of emissions reductions that Orion will need to comply with over a number of years. Orion has commenced the installation works for its Ivanhoe facility, and expects to complete the installation in this facility over the next two years. Under the EPA CD, Orion can choose either its Belpre or Borger facilities as the next site for installation of pollution control equipment with comparable effectiveness. We expect the capital expenditures for installation of pollution control equipment in the remaining Orion facilities to decrease due to economies of scale and synergies from prior installations. We also expect that the third and fourth plants will require significantly less costly pollution control equipment given the requirements of the EPA CD. We estimate the installations of monitoring and pollution control equipment at all four Orion plants in the U.S. will require capital expenditures of up to $190 million. However, the actual total capital expenditures we might need to incur in order to fulfill the requirements of the EPA CD remain uncertain. The EPA CD allows some flexibility for Orion to choose among different technology solutions for reducing emissions and the locations where these solutions are implemented. The solutions Orion ultimately chooses to implement may differ in scope and operation from those it currently anticipates (including those discussed in the next paragraph) and factors, such as timing, locations, target levels, changing cost estimates and local regulations, could cause actual capital expenditures to significantly exceed current expectations or affect Orion’s ability to meet the agreed target emission levels or target dates for installing required equipment as anticipated or at all. Orion also agreed to and paid a civil penalty of $800,000 and agreed to perform environmental mitigation projects totaling $550,000. Noncompliance with applicable emissions limits could lead to further penalty payments to the EPA.

As part of Orion’s compliance plan under the EPA CD, in April 2018 Orion signed a contract with Haldor Topsoe group to install its SNOXTM emissions control technology to remove SO2, NOx and dust particles from tail gases at Orion’s Ivanhoe, Louisiana Carbon Black production plant. The SNOXTM technology has not been used previously in the carbon black industry.

Orion’s Share Purchase Agreement with Evonik in connection with the Acquisition provides for a partial indemnity from Evonik against various exposures, including, but not limited to, capital investments, fines and costs arising in connection with Clean Air Act violations that occurred prior to July 29, 2011. Except for certain less relevant allegations contained in the second NOV received for the Company’s facility in Orange (Texas) in March 2016, all of the other allegations made by the EPA with regard to all four of the Company’s U.S. facilities - as discussed above - relate to alleged violations before July 29, 2011. The indemnity provides for a recovery from Evonik of a share of the costs (including fines), expenses (including reasonable attorney’s fees, but excluding costs for maintenance and control in the ordinary course of business and any internal cost of monitoring the remedy), liabilities, damages and losses suffered and is subject to various contractual provisions including provisions set forth in the Share Purchase Agreement with Evonik, such as a de minimis clause, a basket, overall caps (which apply to all covered exposures and all covered environmental exposures, in the aggregate), damage mitigation and cooperation requirements, as well as a statute of limitations provision. Due to the cost-sharing and cap provisions in Evonik’s indemnity, the Company expects that substantial costs it has already incurred and will incur in this EPA enforcement initiative and the EPA CD likely will exceed the scope of the indemnity in the tens of millions of US dollars. In addition, Evonik has signaled that it may likely defend itself against claims under the indemnity. While the Company intends to enforce its rights vigorously, there is no assurance that the Company will be able to recover costs or expenditures incurred under the indemnity as it expects or at all.
Pledges and guarantees
The pledge serves as collateral for claims arising under the finance documents, including the credit agreement dated July 25, 2014 as amended from time to time. The current principal amounts of the outstanding term loans under the Credit Agreement are $284.8 million (U.S. Dollar Term Loan), and $373.3 million (Euro Term Loan).
As at December 31, 2018 Orion Engineered Carbons GmbH has four guarantees issued by Euler Hermes S.A. with a total volume of $15,222k (in prior year four guarantees by Euler Hermes S.A. of $21,093k); one guarantee insurance issued by Deutsche Bank AG with a volume of $2,900k (in prior year one guarantee issued by HSBC AG with a volume of $2,399k). In addition, there is one cash collateral provided by Norcarb Engineered Carbons AB of $33k (in prior year onecash collateral of $30k). None of these guarantees reduce the possible utilization limit of the current RCF.